Fees Summary	Oct. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 661,335.83
Previously Paid Amount	91.18
Total Fee Amount	91.27
Total Offset Amount	0.00
Net Fee	$ 0.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A